Equity Incentive Plan - Summary of Non-vested Employee Stock Options (Details) (10-K) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Non-Vested Common Stock Options, beginning	63,886	85,181
Non-Vested Common Stock Options Granted
Non-Vested Common Stock Options Vested	(21,295)	(21,295)
Non-Vested Common Stock Options Cancelled
Non-Vested Common Stock Options, ending	42,591	63,886
Weighted Average Grant Date Fair Value, beginning	$ 1.07	$ 1.07
Weighted Average Grant Date Fair Value Granted
Weighted Average Grant Date Fair Value Vested	1.07	1.07
Weighted Average Grant Date Fair Value Cancelled
Weighted Average Grant Date Fair Value, ending	$ 1.07	$ 1.07